Related Party Balances And Transactions - Schedule of Related Party Transactions (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related Party Transactions [Abstract]
Revenues	$ 749	$ 794	$ 1,151	$ 1,226	$ (12,014)	$ 1,002	$ 51
Research & Development Expenses	$ 40	$ 28	$ 47	$ 65